Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 15, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
Amendment Flag	dei_AmendmentFlag	true
Document Creation Date	dei_DocumentCreationDate	Jan 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 15, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2012
Amendment Description	dei_AmendmentDescription	Amended to include two additional series.

VP Balanced Portfolio (Prospectus Summary) | VP Balanced Portfolio
MainStay VP Balanced Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

Amended and Restated Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Balanced Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Principal Investment Strategy Change

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly, effective February 28, 2013, the last paragraph of the subsection entitled “Equity Investment Process” in the section entitled “Principal Investment Strategies,” is deleted and replaced as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Principal Investment Strategies

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly, effective February 28, 2013, the last paragraph of the subsection entitled “Equity Investment Process” in the section entitled “Principal Investment Strategies,” is deleted and replaced as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP Balanced Portfolio (Prospectus Summary) | VP Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Balanced Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

Amended and Restated Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Balanced Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Principal Investment Strategy Change

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly, effective February 28, 2013, the last paragraph of the subsection entitled “Equity Investment Process” in the section entitled “Principal Investment Strategies,” is deleted and replaced as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly, effective February 28, 2013, the last paragraph of the subsection entitled “Equity Investment Process” in the section entitled “Principal Investment Strategies,” is deleted and replaced as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Common Stock Portfolio (Prospectus Summary) | VP Common Stock Portfolio
MainStay VP Common Stock Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio

Amended and Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Common Stock Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Investment Process Changes

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process, in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Investment Strategies

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process, in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP Common Stock Portfolio (Prospectus Summary) | VP Common Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Common Stock Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio

Amended and Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Common Stock Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Investment Process Changes

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process, in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process, in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Mid Cap Core Portfolio (Prospectus Summary) | VP Mid Cap Core Portfolio
MainStay VP Mid Cap Core Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Mid Cap Core Portfolio

Amended and Restated Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Mid Cap Core Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Investment Process Changes

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process,” in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Investment Strategies

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process,” in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP Mid Cap Core Portfolio (Prospectus Summary) | VP Mid Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Mid Cap Core Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Mid Cap Core Portfolio

Amended and Restated Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Mid Cap Core Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Investment Process Changes

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process,” in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process,” in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP S&P 500 Index Portfolio (Prospectus Summary) | VP S&P 500 Index Portfolio
VP S&P 500 Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

MainStay VP S&P 500 Portfolio

Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to each Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP S&P 500 Index Portfolio (Prospectus Summary) | VP S&P 500 Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	VP S&P 500 Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

MainStay VP S&P 500 Portfolio

Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to each Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP International Equity Portfolio (Prospectus Summary) | VP International Equity Portfolio
MainStay VP International Equity Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

MainStay VP S&P 500 Portfolio

Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

 Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to each Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP International Equity Portfolio (Prospectus Summary) | VP International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP International Equity Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

MainStay VP S&P 500 Portfolio

Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

 Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to each Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.